Trade Receivables - Summary Of Loss Allowances of Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Total trade receivables and contract assets, gross carrying amount	$ 677.8	$ 611.1
Trade receivables and contract assets [Member]
Disclosure of provision matrix [line items]
Total trade receivables and contract assets, gross carrying amount	283.6	266.7
Allowance for expected credit losses	$ (12.6)	$ (13.6)	$ (13.3)
Expected loss rate	4.50%	5.10%
Trade receivables and contract assets [Member] | Current (not past due) [Member]
Disclosure of provision matrix [line items]
Total trade receivables and contract assets, gross carrying amount	$ 266.6	$ 236.0
Allowance for expected credit losses	$ (7.3)	$ (2.9)
Expected loss rate	2.70%	1.20%
Trade receivables and contract assets [Member] | Within 90 days past due [Member]
Disclosure of provision matrix [line items]
Total trade receivables and contract assets, gross carrying amount	$ 11.1	$ 17.6
Allowance for expected credit losses	$ (1.0)	$ (0.6)
Expected loss rate	8.80%	3.30%
Trade receivables and contract assets [Member] | Between 90 days and 6 months past due [Member]
Disclosure of provision matrix [line items]
Total trade receivables and contract assets, gross carrying amount	$ 1.0	$ 1.5
Allowance for expected credit losses	$ (0.1)	$ (0.2)
Expected loss rate	12.70%	16.50%
Trade receivables and contract assets [Member] | Between 6 and 12 months past due [Member]
Disclosure of provision matrix [line items]
Total trade receivables and contract assets, gross carrying amount	$ 1.0	$ 1.6
Allowance for expected credit losses	$ (0.5)	$ (0.9)
Expected loss rate	52.10%	55.40%
Trade receivables and contract assets [Member] | More than 12 months past due [Member]
Disclosure of provision matrix [line items]
Total trade receivables and contract assets, gross carrying amount	$ 3.9	$ 10.2
Allowance for expected credit losses	$ (3.8)	$ (9.0)
Expected loss rate	96.80%	88.90%